Remuneration System for the Management Board and Employees of the Group - 2017 Long Term Incentive Plan - Additional Information (Detail) - 2017 long-term incentive plan [member] - Beneficiary		12 Months Ended
	Apr. 01, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date		April 1, 2017
Share based compensation vesting period		4 years
Percentage of perfomance shares vested		25.00%	25.00%	25.00%	25.00%
Maximum pay-out Factor	1
Bottom of range [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage		200.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditional percentage of increase in number of shares vested	200.00%
Top of range [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage		300.00%